Description of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012		May 31, 2011		May 27, 2011	Oct. 09, 2009
Debt Instrument [Line Items]
Debt	$ 1,115,536		$ 1,108,853
Less: current portion	2,584		2,549
Total Long-Term Debt, Less Current Maturities	1,112,952		1,106,304
Unsecured Six Point Two Five Percent Senior Notes Due December Fifteen, Twenty Thirteen
Debt Instrument [Line Items]
Debt	200,000		200,000
Unsecured Six Point Five Zero Percent Senior Notes due February Fourteen, Twenty Eighteen
Debt Instrument [Line Items]
Debt	247,890	[1]	247,522	[1]
Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen
Debt Instrument [Line Items]
Debt	460,688	[2]	461,859	[2]	150,000	300,000
Unsecured Six Point Seven Zero Percent Senior Notes due November One, Twenty Fifteen
Debt Instrument [Line Items]
Debt	150,000	[3]	150,000	[3]
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt	48,797	[4]	40,943	[4]
Other Obligations
Debt Instrument [Line Items]
Debt	$ 8,161		$ 8,529

[1]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $2.1 million and $2.5 million at May 31, 2012 and 2011, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[2]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million and $0.3 million at May 31, 2012 and 2011, respectively. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $11.0 million and $12.1 million at May 31, 2012 and 2011, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[3]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[4]	Interest was tied to euro LIBOR and AUD LIBOR at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt and AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2011, and averaged 2.80% and 3.90%, respectively, for euro denominated debt.